IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	$ 957,329	$ 931,129
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 13,490	$ 14,330
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 9,430	$ 9,870
Exposure percentage	69.90%	68.90%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 3,800	$ 4,390
Exposure percentage	28.20%	30.60%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 260	$ 70
Exposure percentage	1.90%	0.50%